Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment charge
Tax Examination, Description	The tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded.		Tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded.
Number of warrant shares outstanding	1,631,250		1,631,250	1,631,250	1,500,000
Number of stock options shares outstanding			2,540,000	300,000	300,000
Common stock, par value	$ 0.000001		$ 0.000001	$ 0.000001
Potentially dilutive securities outstanding	3,386,250	2,347,250	4,171,250	1,931,250
Advertising costs	$ 165,748	$ 131,509	$ 490,403	$ 765,441
Warrants [Member]
Number of warrant shares outstanding	1,631,250	1,631,250	1,631,250	1,631,250
Options [Member]
Number of stock options shares outstanding	1,755,000	716,000	2,540,000	300,000